DEPOSITS	12 Months Ended
Dec. 31, 2020
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2020	2019	2018
	(In thousands)
Savings and interest-bearing checking	$2,264	$5,371	$4,146
Reciprocal	2,158	6,024	1,292
Time	7,073	7,148	5,343
Brokered time	1,171	4,882	3,697
Total	$12,666	$23,425	$14,478

Aggregate time deposits in denominations of $0.25 million or more amounted to $50.0 million and $71.5 million at December 31, 2020 and 2019, respectively.

A summary of the maturity of time deposits at December 31, 2020, follows:

(In thousands)
2021	$370,497
2022	40,671
2023	16,717
2024	5,072
2025	5,457
2026 and thereafter	603
Total	$439,017

Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through IntraFi Network (formerly Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®). This service allows our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2020	2019
	(In thousands)
Demand	$515,092	$383,953
Money market	3,308	4,416
Time	37,785	42,658
Total	$556,185	$431,027